Note 18 - Income Tax - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Combined statutory rate	26.50%	26.50%
Nondeductible expenses	3.00%	2.50%
Tax effect of flow through entities	(2.00%)	(1.40%)
Impact of changes in foreign exchange rates	(0.10%)	0.20%
Adjustments to tax liabilities for prior periods	(0.10%)	0.20%
Effect of changes in enacted tax rate in other jurisdictions	0.30%	(0.70%)
Changes in liability for unrecognized tax benefits		(0.30%)
Stock-based compensation	0.30%	0.90%
Foreign, state, and provincial tax rate differential	(1.50%)	(0.20%)
Change in valuation allowance	(0.40%)	(0.10%)
Contingent acquisition consideration	1.40%	1.20%
Other	0.40%	0.50%
Effective income tax rate	27.80%	29.30%